Investments - Carrying value for limited partnership interests (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	$ 1,348	$ 3,065
EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	1,348	2,302
Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	0	763
Private equity
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	1,156	2,489
Private equity | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	1,156	1,768
Private equity | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	0	721
Real estate
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	183	376
Real estate | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	183	334
Real estate | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	0	42
Other investments
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	9	200
Other investments | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	9	200
Other investments | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	$ 0	$ 0